Trading Liabilities - Summary of Trading Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of financial liabilities [line items]
Trading liabilities	¥ 1,998,694	¥ 2,143,899	¥ 2,143,899
Debt instruments [member]
Disclosure of financial liabilities [line items]
Trading liabilities	1,835,860		2,008,711
Equity instruments [member]
Disclosure of financial liabilities [line items]
Trading liabilities	¥ 162,834		¥ 135,188